Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2017
Other Non-Current Assets
Schedule of other non-current assets
	As of December 31,
	2016	2017
Accrued revenue from straight-line revenue	928	—
Various guarantees	412	428
Other long-term assets	484	—

Total	1,824	428